Investments (Summarized Balance Sheet) (Details) - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Pop
Schedule of Equity Method Investments [Line Items]
Current assets		$ 48.2	$ 45.6
Non-current assets		191.6	184.0
Current liabilities		37.2	28.5
Non-current liabilities	[1]	654.9	555.7
Redeemable preferred stock(1)	[1]	638.4	547.3
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Current assets		232.7	106.1
Non-current assets		130.0	27.1
Current liabilities		201.5	62.5
Non-current liabilities		$ 45.0	$ 0.4

[1]	Non-current liabilities includes mandatorily redeemable preferred stock units.